Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE GROWTH TRUST
Entity Central Index Key	0000102816
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000014179
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class A
Trading Symbol	EAASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.11%	[1]
AssetsNet	$ 14,216,812,512
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081644
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class C
Trading Symbol	ECASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.86%	[2]
AssetsNet	$ 14,216,812,512
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014180
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class I
Trading Symbol	EISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$41	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%	[3]
AssetsNet	$ 14,216,812,512
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000080480
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R
Trading Symbol	ERSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$65	1.36%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.36%	[4]
AssetsNet	$ 14,216,812,512
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000142448
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital SMID-Cap Fund
Class Name	Class R6
Trading Symbol	ERASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital SMID-Cap Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.80%	[5]
AssetsNet	$ 14,216,812,512
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$14,216,812,512
# of Portfolio Holdings	53
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Real Estate	1.9%
Consumer Staples	3.0%
Health Care	4.2%
Short-Term Investments	6.1%
Materials	7.0%
Information Technology	13.4%
Consumer Discretionary	14.6%
Financials	23.9%
Industrials	25.9%

Top Ten Holdings (% of total investments)Footnote Referencea

W.R. Berkley Corp.	4.7%
Carlisle Cos., Inc.	4.2%
GoDaddy, Inc., Class A	3.6%
Morningstar, Inc.	3.2%
Trimble, Inc.	3.1%
CACI International, Inc., Class A	3.1%
Casey's General Stores, Inc.	3.0%
Markel Group, Inc.	2.9%
LKQ Corp.	2.9%
Dolby Laboratories, Inc., Class A	2.8%
Total	33.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014177
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class A
Trading Symbol	EAALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.01%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.01%	[6]
AssetsNet	$ 898,217,041
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000102330
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class C
Trading Symbol	EAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$86	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.76%	[7]
AssetsNet	$ 898,217,041
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014178
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class I
Trading Symbol	EILGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[8]
AssetsNet	$ 898,217,041
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243416
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Focused Growth Fund
Class Name	Class R6
Trading Symbol	ERLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Focused Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$35	0.71%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.71%	[9]
AssetsNet	$ 898,217,041
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$898,217,041
# of Portfolio Holdings	24
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Consumer Staples	1.5%
Short-Term Investments	2.0%
Consumer Discretionary	4.1%
Real Estate	4.3%
Communication Services	6.7%
Industrials	7.0%
Materials	8.0%
Health Care	16.3%
Information Technology	22.2%
Financials	27.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Visa, Inc., Class A	9.6%
Alphabet, Inc., Class C	6.7%
Mastercard, Inc., Class A	6.2%
Danaher Corp.	6.2%
Microsoft Corp.	5.7%
Thermo Fisher Scientific, Inc.	5.5%
S&P Global, Inc.	5.2%
Zoetis, Inc.	4.6%
Intuit, Inc.	4.3%
American Tower Corp.	4.3%
Total	58.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108310
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class A
Trading Symbol	ESEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[10]
AssetsNet	$ 748,384,715
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108311
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class C
Trading Symbol	ESECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.80%	[11]
AssetsNet	$ 748,384,715
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000108312
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class I
Trading Symbol	ESEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[12]
AssetsNet	$ 748,384,715
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000181782
Shareholder Report [Line Items]
Fund Name	Eaton Vance Atlanta Capital Select Equity Fund
Class Name	Class R6
Trading Symbol	ESERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Eaton Vance Atlanta Capital Select Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[13]
AssetsNet	$ 748,384,715
Holdings Count | Holding	28
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$748,384,715
# of Portfolio Holdings	28
Portfolio Turnover Rate	4%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	1.5%
Materials	5.6%
Communication Services	6.4%
Health Care	9.0%
Industrials	12.3%
Consumer Discretionary	14.8%
Information Technology	18.0%
Financials	32.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Fiserv, Inc.	8.4%
White Mountains Insurance Group Ltd.	8.0%
TJX Cos., Inc.	6.8%
GoDaddy, Inc., Class A	6.7%
Alphabet, Inc., Class C	6.4%
Markel Group, Inc.	5.8%
O'Reilly Automotive, Inc.	4.3%
CDW Corp.	4.2%
Visa, Inc., Class A	4.1%
Ross Stores, Inc.	3.7%
Total	58.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized
[10]	Annualized
[11]	Annualized
[12]	Annualized
[13]	Annualized